SCHEDULE OF TRANSACTION EXCHANGE RATES (Details)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6883	0.6571	0.6693
Weighted Average [Member]
Property, Plant, and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6664	0.6468	0.6557